Relationship with DuPont - Additional Information (Detail) - Predecessor [Member] $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($) Plant	Dec. 31, 2012 USD ($)
Related Party Transaction [Line Items]
Number of plants where manufacturing was conducted | Plant	35
Number of plants shared with non-DPC operations | Plant	3
Amount credited to cost of goods sold for use by non-DPC businesses (less than $.3 million for Jan. 1, 2013 through Jan. 31, 2013)	$ 0.3	$ 1.0
Amount charged to cost of goods sold for use of shared assets (less than $.2 million for Jan. 1, 2013 through Jan. 31, 2013)	$ 0.2	$ 0.4